Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following summarizes the relationship between our CEO, and our other NEOs’ total compensation paid, and our financial performance for the years shown in the table (in this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our NEOs other than our CEO are referred to as our “Non-PEO NEOs”):

	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEO(2)	Average Compensation Actually Paid to Non-PEO NEO(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Loss(5) (in thousands)
Year(1)
2024	$3,276,449	$2,464,284	$1,090,487	$971,305	$28	$(9,470)
2023	$1,422,327	$1,328,674	$713,376	$602,077	$172	$(23,330)
2022	$2,978,750	$1,612,310	$1,338,108	$1,049,437	$9	$(192,912)
_______________
(1)Patricia Trompeter was our CEO for each of the three fiscal years included in the table presented above. During the fiscal year ended December 31, 2024, our Non-PEO NEO was Kurt L. Kalbfleisch. During the fiscal years ended December 31, 2023 and 2022, our Non-PEO NEOs were Kurt L. Kalbfleisch and Joseph L. O’Daniel.
(2)See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO and our Non-PEO NEOs for each fiscal year covered in the table. The total compensation for our CEO and the average compensation for our Non-PEO NEOs for 2022 was calculated from the Summary Compensation Table as disclosed in our proxy statement filed with the Securities and Exchange Commission in calendar year 2023.
(3)Reflects “compensation actually paid” (“CAP”) to each of our NEOs (including for purposes of this table, former NEOs who are included in our Non-PEO NEO group for the applicable year).

	2024		2023		2022
	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)
Reported Summary Compensation Table	3,276,449	1,090,487	1,422,327	713,376	2,978,750	1,338,108
Reported Grant Date Value of Equity Awards	(2,178,850)	(294,425)	(400,455)	(227,589)	(2,294,649)	(805,934)
Year-End Fair Value of Equity Awards Granted During the Year	354,075	55,324	—	—	198,383	52,611
Change in Fair Value as of the Year-End for Unvested Equity Awards Granted in Prior Years	(89,215)	(44,204)	95,969	24,693	—	—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	1,153,619	201,663	152,905	86,898	729,826	464,652
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	(51,794)	(37,540)	57,928	4,699	—	—
Compensation Actually Paid	2,464,284	971,305	1,328,674	602,077	1,612,310	1,049,437
(4)Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of a hypothetical investment of $100 in the Company’s common shares on the last trading day of the year. TSR is calculated by dividing the sum of the cumulative amount of dividends for the fiscal year, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the fiscal year, by the Company’s common share price at the beginning of the measurement period.
(5)Represents the net loss reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote	Patricia Trompeter was our CEO for each of the three fiscal years included in the table presented above. During the fiscal year ended December 31, 2024, our Non-PEO NEO was Kurt L. Kalbfleisch. During the fiscal years ended December 31, 2023 and 2022, our Non-PEO NEOs were Kurt L. Kalbfleisch and Joseph L. O’Daniel.
(2)See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO and our Non-PEO NEOs for each fiscal year covered in the table. The total compensation for our CEO and the average compensation for our Non-PEO NEOs for 2022 was calculated from the Summary Compensation Table as disclosed in our proxy statement filed with the Securities and Exchange Commission in calendar year 2023.

PEO Total Compensation Amount	$ 3,276,449	$ 1,422,327	$ 2,978,750
PEO Actually Paid Compensation Amount	$ 2,464,284	1,328,674	1,612,310
Adjustment To PEO Compensation, Footnote	Reflects “compensation actually paid” (“CAP”) to each of our NEOs (including for purposes of this table, former NEOs who are included in our Non-PEO NEO group for the applicable year).

	2024		2023		2022
	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)
Reported Summary Compensation Table	3,276,449	1,090,487	1,422,327	713,376	2,978,750	1,338,108
Reported Grant Date Value of Equity Awards	(2,178,850)	(294,425)	(400,455)	(227,589)	(2,294,649)	(805,934)
Year-End Fair Value of Equity Awards Granted During the Year	354,075	55,324	—	—	198,383	52,611
Change in Fair Value as of the Year-End for Unvested Equity Awards Granted in Prior Years	(89,215)	(44,204)	95,969	24,693	—	—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	1,153,619	201,663	152,905	86,898	729,826	464,652
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	(51,794)	(37,540)	57,928	4,699	—	—
Compensation Actually Paid	2,464,284	971,305	1,328,674	602,077	1,612,310	1,049,437

Non-PEO NEO Average Total Compensation Amount	$ 1,090,487	713,376	1,338,108
Non-PEO NEO Average Compensation Actually Paid Amount	$ 971,305	602,077	1,049,437
Adjustment to Non-PEO NEO Compensation Footnote	Reflects “compensation actually paid” (“CAP”) to each of our NEOs (including for purposes of this table, former NEOs who are included in our Non-PEO NEO group for the applicable year).

	2024		2023		2022
	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)
Reported Summary Compensation Table	3,276,449	1,090,487	1,422,327	713,376	2,978,750	1,338,108
Reported Grant Date Value of Equity Awards	(2,178,850)	(294,425)	(400,455)	(227,589)	(2,294,649)	(805,934)
Year-End Fair Value of Equity Awards Granted During the Year	354,075	55,324	—	—	198,383	52,611
Change in Fair Value as of the Year-End for Unvested Equity Awards Granted in Prior Years	(89,215)	(44,204)	95,969	24,693	—	—
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	1,153,619	201,663	152,905	86,898	729,826	464,652
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	(51,794)	(37,540)	57,928	4,699	—	—
Compensation Actually Paid	2,464,284	971,305	1,328,674	602,077	1,612,310	1,049,437

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our TSR over the fiscal three-year period from January 1, 2022 through December 31, 2024.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The following chart sets forth the relationship between Compensation Actually Paid to our Current PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net loss over the fiscal three-year period from January 1, 2022 through December 31, 2024.
The graphical disclosers above reveal an increase to Compensation Actually Paid to both our PEO and Non-PEO NEOs from 2022 to 2024. The increase to Compensation Actually Paid was due to the following: i) the Company experienced a CEO transition during 2022 and ii) adopted a long-term incentive program as part of the Company’s overall executive compensation package offering to executives. In addition to the points above, the Company is an early-stage company, that has had limited revenue during the periods presented, and has incurred operating losses since inception. In more recent history, significant downward shifts in crypto pricing have also negatively impacted the Company’s bottom line. Consequently, we do not believe there is any meaningful relationship between our TSR and Compensation Actually Paid to our NEOs during the periods presented, nor any meaningful relationship between our net loss and Compensation Actually Paid to our NEOs during the periods presented.

Total Shareholder Return Amount	$ 28	172	9
Net Income (Loss)	$ (9,470,000)	(23,330,000)	(192,912,000)
PEO Name	Patricia Trompeter
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,178,850)	(400,455)	(2,294,649)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	354,075	0	198,383
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(89,215)	95,969	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,153,619	152,905	729,826
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(51,794)	57,928	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(294,425)	(227,589)	(805,934)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,324	0	52,611
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,204)	24,693	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,663	86,898	464,652
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (37,540)	$ 4,699	$ 0